6. PROMISSORY NOTE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Promissory Note Tables
Estimated contractual principal payments due on the promissory note
March 31, 2014	192,227
March 31, 2015	132,189
March 31, 2016	135,515
March 31, 2017	138,924
March 31, 2018	142,418
Total	$741,273

At December 31, 2012, estimated contractual principal payments due on the promissory note for the next five years are as follows:

December 31, 2013	127,354
December 31, 2014	130,557
December 31, 2015	133,842
December 31, 2016	137,209
December 31, 2017	140,660
Total	$669,622